Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - Revolving Credit Facility [Member] $ in Millions	Sep. 07, 2021 USD ($)
Bank of America, N.A. [Member]
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity	$ 100.0
Line of credit facility, maximum amount outstanding during period	$ 0.0
Line of credit facility, expiration period	September 2026
JPMorgan Chase Bank N.A [Member]
Subsequent Event [Line Items]
Line of credit facility, remaining of borrowings	$ 3.2
Line of credit facility, average outstanding amount	$ 3.3